Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details) (10-K) - USD ($)	Aug. 31, 2020	May 31, 2020
2021	$ 333,992	$ 260,224
2022	264,659	259,807
2023	173,148	259,224
2024	53,785	173,962
2025		54,600
Thereafter	268,923	267,557
Total	1,358,760	1,275,374
Non-Competes [Member]
2021	204,624	204,624
2022	204,624	204,624
2023	119,363	204,624
2024		119,362
2025
Thereafter
Total	682,079	733,234
Customer Contracts [Member]
2021	53,785	54,600
2022	53,785	54,600
2023	53,785	54,600
2024	53,785	54,600
2025		54,600
Thereafter	268,923	267,557
Total	537,848	540,557
Internet Domain [Member]
2021	583	1,000
2022		583
2023
2024
2025
Thereafter
Total	$ 1,333	$ 1,583